Income Taxes - Additional Information (Detail) - Entertainment One Film and Television Business [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 25, 2022	Dec. 25, 2022
Effective income tax rate reconciliation, percent	10.70%	(91.50%)
Net discrete tax benefit	$ 14,046	$ 1,747
Effective income tax rate reconciliation, nondeductible expense, amount	$ 3,553		$ 11,275